Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,449,223	$ 1,284,887
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	722	969	1,589
Nonaccruing loans	17,770	17,307	21,243
Total nonperforming loans	18,492	18,276	22,832
Other real estate owned	3,759	4,632	4,291
Less write-down of other real estate owned	(203)	(397)	(551)
Total nonperforming assets	22,048	22,511	26,572
Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		9,814
Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		8,826
Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		68,246
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		43,928
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		7,864
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		29,440
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial And Industrial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	213,467	198,744
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	46	75
Nonaccruing loans	2,429	3,917
Commercial And Industrial Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,422
Commercial And Industrial Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,422
Commercial And Industrial Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	76,473
Commercial And Industrial Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	44,633
Commercial And Industrial Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	9,527
Commercial And Industrial Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	17,164
Commercial And Industrial Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial And Industrial Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	178,641	168,118
Commercial And Industrial Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	34,826	30,626
Mortgages Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	525,413	467,413
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	10,116	9,078
Mortgages Commercial [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	105
Mortgages Commercial [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	28,236	26,195
Mortgages Commercial [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	219,748	177,882
Mortgages Commercial [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	213,267	210,901
Mortgages Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,581	4,645
Mortgages Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,895	30,018
Mortgages Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Commercial [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	499,727	449,746
Mortgages Commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	25,686	17,667
Mortgages Residential - first lien [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	286,972	256,173
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	201	652
Nonaccruing loans	4,847	3,801
Mortgages Residential - first lien [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - first lien [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,409	1,718
Mortgages Residential - first lien [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,506	1,409
Mortgages Residential - first lien [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	6,192	6,045
Mortgages Residential - first lien [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	1,127
Mortgages Residential - first lien [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,063	4,496
Mortgages Residential - first lien [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - first lien [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	14,170	14,795
Mortgages Residential - first lien [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	272,802	241,378
Mortgages Residential - junior lien [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	100,099	101,877
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	49	8
Nonaccruing loans	378	411
Mortgages Residential - junior lien [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - junior lien [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	2,560
Mortgages Residential - junior lien [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	253	576
Mortgages Residential - junior lien [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	389	269
Mortgages Residential - junior lien [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - junior lien [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	377	453
Mortgages Residential - junior lien [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	7
Mortgages Residential - junior lien [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,019	3,865
Mortgages Residential - junior lien [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	99,080	98,012
Consumer Automobile Indirect Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	283,836	227,541
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	412	165
Nonaccruing loans	0	0
Consumer Automobile Indirect Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	283,836	227,541
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,323	25,583
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	14	69
Nonaccruing loans	0	100
Consumer Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	386	913
Consumer Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	974	0
Consumer Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	100
Consumer Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,360	1,013
Consumer Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,963	24,570
Loans held for sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,113	7,556
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans held for sale [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,113	7,556
Unallocated Financing Receivables [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 9,549	$ 7,634